FINANCIAL INSTRUMENTS - 10K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Fair Value of Derivative Financial Instruments in Consolidated Balance Sheet
(a)	Fair Values of Derivative Financial Instruments in the Consolidated Balance Sheets:

	Fair Values of Derivative Instruments
	Assets			Liabilities
	Balance Sheet	June 30, 2016	December 31, 2015	Balance Sheet	June 30, 2016	December 31, 2015
	Classification	Fair Value	Fair Value	Classification	Fair Value	Fair Value
Derivatives designated as hedging instruments:
2013 Interest Rate Swap(i)	Prepaid expenses and other	$—	$—	Accrued expenses and other	$4.2	$4.0
	Other assets	—	—	Other long-term liabilities	3.4	2.5
Derivatives not designated as hedging instruments:
FX Contracts(ii)	Prepaid expenses and other	$1.1	$2.0	Accrued Expenses	$1.8	$0.6

(i) The fair values of the 2013 Interest Rate Swap at June 30, 2016 and December 31, 2015 were measured based on the implied forward rates from the U.S. Dollar three-month LIBOR yield curve at June 30, 2016 and December 31, 2015, respectively.

(ii) The fair values of the FX Contracts at June 30, 2016 and December 31, 2015 were measured based on observable market transactions of spot and forward rates at June 30, 2016 and December 31, 2015, respectively.

(a)	Fair Values of Derivative Financial Instruments in the Consolidated Balance Sheets:

	Fair Values of Derivative Instruments
	Assets			Liabilities
	Balance Sheet	December 31, 2015	December 31, 2014	Balance Sheet	December 31, 2015	December 31, 2014
	Classification	Fair Value	Fair Value	Classification	Fair Value	Fair Value
Derivatives designated as hedging instruments:
2013 Interest Rate Swap(i)	Prepaid expenses and other	$—	$—	Accrued expenses and other	$4.0	$2.1
	Other assets	—	—	Other long-term liabilities	2.5	1.4
Derivatives not designated as hedging instruments:
FX Contracts(ii)	Prepaid expenses and other	$2.0	$0.2	Accrued Expenses	$0.6	$—

(i) The fair values of the 2013 Interest Rate Swap at December 31, 2015 and December 31, 2014 were measured based on the implied forward rates from the U.S. Dollar three-month LIBOR yield curve at December 31, 2015 and December 31, 2014, respectively.

(ii) The fair values of the FX Contracts at December 31, 2015 and December 31, 2014 were measured based on observable market transactions of spot and forward rates at December 31, 2015 and December 31, 2014, respectively.

Effects of Derivative Financial Instruments on Income and Other Comprehensive Income (Loss)
Effects of Derivative Financial Instruments on the Consolidated Statements of Income and Comprehensive Income for the three and six months ended June 30, 2016 and 2015:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss)
	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Derivatives designated as hedging instruments:
2013 Interest Rate Swap, net of tax (a)	$0.2	$(0.1)	$(0.7)	$(2.0)
(a)
Net of tax expense (benefit) of $0.1 million and nil for the three months ended June 30, 2016 and 2015, respectively, and $(0.4) million and $(1.2) million for the six months ended June 30, 2016 and 2015, respectively.

	Income Statement Classification	Amount of Gain (Loss) Recognized in Net Income
		Three Months Ended June 30,		Six Months Ended June 30,
		2016	2015	2016	2015
Derivatives designated as hedging instruments:
2013 Interest Rate Swap	Interest Expense	$(1.1)	$(0.5)	$(2.2)	$(0.5)
Derivatives not designated as hedging instruments:
FX Contracts	Foreign currency gain (loss), net	$0.3	$0.4	$(0.5)	$0.9

Effects of Derivative Financial Instruments on the Consolidated Statements of Income and Comprehensive Income (Loss) for each of 2015, 2014 and 2013:

	Amount of Gain (Loss) Recognized in Other Comprehensive Income (Loss)
	Year Ended December 31,
	2015	2014	2013
Derivatives designated as hedging instruments:
2013 Interest Rate Swap, net of tax (a)	$(1.6)	$(3.7)	$1.5
(a)	Net of tax (benefit) expense of $(1.0) million, $(2.3) million and $1.0 million for each of 2015, 2014 and 2013, respectively.

	Income Statement Classification	Amount of Gain (Loss) Recognized in Net Income
		Year Ended December 31,
		2015	2014	2013
Derivatives designated as hedging instruments:
2013 Interest Rate Swap	Interest Expense	$(2.6)	$—	$—
Derivatives not designated as hedging instruments:
FX Contracts	Foreign currency gain, net	$3.8	$0.5	$2.2